Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operations [Abstract]
Schedule of Assets and Liabilities from the Discontinued Operations in the Consolidated Balance Sheets

Reconciliation of the carrying amounts of the major classes of assets and liabilities from the discontinued operations in the consolidated balance sheets as of January 1, 2025 is as follow.

RMB
Consideration	30,240

Schedule of Balance Sheets
As of
January 1,
2025
Assets	RMB
Cash and cash equivalents and restricted cash	88,579
Short term investments	52,025
Accounts receivable, net	75,763
Other receivables, net	24,073
Other current assets, net	9,211
Property, plant, and equipment, net	7,306
Other non-current assets, net	6,237
Right of use asset	14,032
Total assets	277,226

Liabilities
Other payable and accrued expenses	92,446
Accrued payroll	41,846
Income tax payable	10,104
Operating lease liabilities	13,538
Deferred tax liabilities	5,481
Total liabilities	163,415
Total net assets of the Disposal Group	113,811
Less: Non-controlling interests of the Disposal Group	(86,801)
Net assets of the Disposal Group contributable to the Group	27,010
Loss on disposal of the Disposal Group	3,230

Schedule of Assets and Liabilities for Discontinued Operations of the Disposal Group Comprised

The assets and liabilities for discontinued operations of the Disposal Group comprised the following items as of December 31, 2023:

As of December 31,
2023
RMB
Current assets for discontinued operations
Cash and cash equivalents and restricted cash	76,888
Short term investments	54,547
Accounts receivable and contract assets, net	70,516
Other receivables, net	17,789
Other current assets, net	8,588
Total current assets	228,328
Non-current assets for discontinued operations
Restricted bank deposit - non-current	1,527
Property, plant, and equipment, net	8,822
Deferred tax assets	5,000
Other non-current assets, net	6,523
Right of use asset	13,629
Total non-current assets	35,501
Total assets	263,829
Current liabilities for discontinued operations
Other payable and accrued expenses	24,339
Accrued payroll	37,286
Current operating lease liabilities	6,209
Income tax payable	7,912
Total current liabilities	75,746
Non-current liabilities for discontinued operations
Non-current operating lease liability	6,463
Deferred tax liabilities	1,563
Other liabilities	4,505
Total non-current liabilities	12,531
Total liabilities	88,277
Total net assets of the Disposal Group	175,552

Schedule of Condensed Cash Flows of Disposal Group

The condensed cash flows of Disposal Group were as follows for the fiscal years ended December 31, 2023 and 2024:

	Years end December 31
	2023	2024
	RMB	RMB
Net cash generated from (used in) operating activities	30,963	(11,434)
Net cash (used in) generated from investing activities	(39,956)	454
Net cash generated from financing activities	—	22,818

Schedule of Discontinued Operations in the Consolidated Statements of Operations and Comprehensive Income

Reconciliation of the major classes of losses from discontinued operations in the consolidated statements of income (loss) and comprehensive income (loss) for the fiscal years ended December 31, 2023 and 2024 is as follow:

	Years ended December 31,
	2023	2024
	RMB	RMB
Major classes of line items constituting pre-tax profit of discontinued operations
Net revenues	437,941	477,054
Operating costs	(276,744)	(313,085)
Selling expenses	(98,393)	(104,289)
General and administrative expenses	(43,452)	(48,405)
Investment income	856
Interest expense, net	(9,315)	(2,669)
Others, net	(9,842)	3,327
Gain from discontinued operations, before income tax	1,051	11,933
Income tax expense	(196)	(6,761)
Net income from discontinued operations	855	5,172
Significant non-cash operating items:
Depreciation and amortization	3,431	3,302
Loss (Gain) on disposal of property, plant and equipment	357	(283)
Significant investing activities:
Purchase of property, plant and equipment	(3,324)	(3,847)
Proceeds from disposal of property, plant and equipment	1,024	1,891